PLANT AND EQUIPMENT, NET (Details Textual) - CNY (¥) ¥ in Thousands	12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016
Buildings and Improvements Gross Collateral To Bank Loan	¥ 35,238	¥ 37,720
Depreciation	¥ 9,840	¥ 13,305	¥ 8,805